BETTER 10K - RELATED PARTY TRANSACTIONS (Details)	1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2021 USD ($)	Nov. 30, 2020 USD ($)	Jul. 31, 2020 $ / shares shares	Jan. 31, 2018 shares	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Jan. 31, 2022 USD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)
RELATED PARTY TRANSACTIONS
General and administrative expenses							$ 54,203,000	$ 114,794,000	$ 194,565,000	$ 231,220,000
Total other liabilities							43,980,000		59,933,000	76,158,000		$ 44,690,000	$ 47,588,000
Other receivables, net							15,238,000		$ 16,285,000	54,162,000
Options granted (in shares) | shares									1,583,680
Options granted, exercise price (in dollars per share) | $ / shares									$ 13.63
Marketing and advertising expenses							11,994,000	49,853,000	$ 69,021,000	248,895,000
Mortgage loans held for sale, at fair value							290,580,000		248,826,000	1,854,435,000
Notes receivable from stockholders							56,254,000		53,900,000	38,633,000
Interest income							8,860,000	17,941,000	26,714,000	89,627,000
Mortgage platform revenue, net
RELATED PARTY TRANSACTIONS
Expenses							51,643,000	237,370,000	327,815,000	700,113,000
Related party
RELATED PARTY TRANSACTIONS
General and administrative expenses							33,000	656,000	583,000	1,585,000
Total other liabilities							331,000		440,000	411,000
Other receivables, net									0	37,000
Marketing and advertising expenses									55,000	575,000
Mortgage loans held for sale, at fair value							7,426,000		8,320,000	0
Related party | Mortgage platform revenue, net
RELATED PARTY TRANSACTIONS
Expenses							395,000	505,000	1,940,000	396,000
Directors and Officers
RELATED PARTY TRANSACTIONS
Notes receivable from stockholders							45,200,000		43,600,000	33,900,000
Interest income							200,000	200,000	700,000	300,000
Director
RELATED PARTY TRANSACTIONS
Repurchase of common stock (in shares) | shares						11,122
Repurchase of common stock						$ 254,154
General Counsel and Chief Compliance Officer
RELATED PARTY TRANSACTIONS
Repurchase of common stock (in shares) | shares					27,000
Repurchase of common stock					$ 399,600
Chief Executive Officer
RELATED PARTY TRANSACTIONS
Notes receivable from stockholders							41,000,000		40,200,000	29,900,000
Employee and Expense Allocation Agreement
RELATED PARTY TRANSACTIONS
Related party expenses							33,400	574,100	500,000	1,500,000
Reduction of expenses							0	18,200	18,200	200,000
Employee and Expense Allocation Agreement | Related party
RELATED PARTY TRANSACTIONS
General and administrative expenses							33,400	555,900	400,000	1,300,000
Total other liabilities							137,200		177,000
Other receivables, net										6,100
Technology Integration and License Agreement | Related party
RELATED PARTY TRANSACTIONS
Total other liabilities							93,000		232,000	0
Technology Integration and License Agreement | Related party | Mortgage platform revenue, net
RELATED PARTY TRANSACTIONS
Expenses							371,200	505,200	1,400,000	100,000
Consulting Agreement | Related party
RELATED PARTY TRANSACTIONS
General and administrative expenses							0	100,000	100,000	300,000
Total other liabilities							0		$ 0	50,000
Options granted (in shares) | shares			250,000	603,024
Vesting period				4 years
Fair value of company multiplier				2
Term of award			10 years
Options granted, exercise price (in dollars per share) | $ / shares			$ 15.71
Vesting percentage upon change in control			100.00%
License Agreement | Related party
RELATED PARTY TRANSACTIONS
General and administrative expenses										80,700
Lease term		15 months
Annual fee		$ 127,000
License Agreement | Related party | Vishal Garg and Spouse | Embark
RELATED PARTY TRANSACTIONS
Ownership interest									25.80%
Private Label and Consumer Lending Program Agreement
RELATED PARTY TRANSACTIONS
Related party expenses									$ 100,000	600,000
Private Label and Consumer Lending Program Agreement | Related party
RELATED PARTY TRANSACTIONS
Total other liabilities							10,000		15,000	300,000
Marketing and advertising expenses									55,300	600,000
Private Label and Consumer Lending Program Agreement | Related party | Mortgage platform revenue, net
RELATED PARTY TRANSACTIONS
Expenses							22,200	0	42,900	0
Amount paid per loan	$ 600								600
Master Loan Purchase Agreement | Related party
RELATED PARTY TRANSACTIONS
Mortgage loans held for sale, at fair value							7,400,000		8,300,000
Master Loan Purchase Agreement | Related party | Better Trust I
RELATED PARTY TRANSACTIONS
Master loan purchase agreement, amount											$ 20,000,000
Data Analytics Services Agreement | Related party
RELATED PARTY TRANSACTIONS
Total other liabilities							90,400		16,200	19,200
Data Analytics Services Agreement | Related party | Mortgage platform revenue, net
RELATED PARTY TRANSACTIONS
Expenses							$ 1,200	$ 0	$ 500,000	$ 300,000